Summary of Significant Accounting Policies - Property and equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Lease term	4 years
Evolv Technologies Holdings, Inc.
Property, Plant and Equipment [Line Items]
Lease term		4 years
Evolv Technologies Holdings, Inc. | Computers and telecommunications equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Evolv Technologies Holdings, Inc. | Lab equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Evolv Technologies Holdings, Inc. | Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years	4 years
Evolv Technologies Holdings, Inc. | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Evolv Technologies Holdings, Inc. | Leased equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years	7 years
Lease term	48 months